John Hancock Multifactor Small Cap ETF Expense Example - John Hancock Multifactor Small Cap ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	$ 564